Financial Information of Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Financial Information of Subsidiaries, Summarized

 38.FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2017, 2016 and January 1, 2016, summarized financial information of our principal subsidiaries prepared under IFRS is as follows:

	12-31--2017
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	5,657	275,369	281,026	490	-	280,536	281,026	-	-	-	(651)	252,340	1,135	256,836	(185)	256,651	(45,736)	210,915
Enel Generación Costanera S.A.	Separate	119,110	204,611	323,721	137,870	142,832	43,019	323,721	152,399	(8,612)	143,787	76,145	40,137	(27,529)	13,009	6,625	19,634	(8,824)	10,810
Enel Generación El Chocón S.A.	Separate	81,241	297,979	379,220	68,075	84,620	226,525	379,220	58,459	(6,837)	51,622	38,115	34,920	54,815	91,041	2,392	93,433	(39,053)	54,380
Empresa Distribuidora Sur S.A.	Separate	396,740	830,423	1,227,163	919,538	298,111	9,514	1,227,163	1,276,849	(740,418)	536,431	157,730	150,952	(176,791)	(25,712)	36,981	11,269	(4,442)	6,827
Enel Trading Argentina S.R.L	Separate	23,397	188	23,585	22,479	-	1,106	23,585	4,271	(583)	3,688	(457)	(543)	416	(127)	(307)	(434)	(242)	(676)
Grupo Dock Sud, S.A.	Consolidated	63,803	147,504	211,307	50,858	33,693	126,756	211,307	88,071	(12,070)	76,001	55,486	39,097	24,711	63,907	(17,212)	46,695	(23,122)	23,573
Grupo Enel Argentina	Consolidated	228,046	506,432	734,478	206,678	225,111	302,689	734,478	209,346	(15,449)	193,897	113,259	74,056	31,581	112,122	7,771	119,893	(57,436)	62,457
Enel Brasil S.A.	Separate	386,459	3,395,350	3,781,809	201,292	392,169	3,188,348	3,781,809	-	(256)	(256)	(44,430)	(44,561)	18,874	182,137	(894)	181,243	(97,449)	83,794
Enel Generación Fortaleza S.A.	Separate	114,507	204,939	319,446	71,632	61,310	186,504	319,446	261,358	(146,668)	114,690	103,174	88,737	(804)	87,933	(29,488)	58,445	(8,669)	49,776
EGP Cachoeira Dourada S.A.	Separate	231,833	129,520	361,353	221,039	1,443	138,871	361,353	503,093	(372,087)	131,006	115,811	107,414	520	107,935	(37,023)	70,912	(9,035)	61,877
Enel Green Power Proyectos I (Volta Grande)	Separate	27,586	416,760	444,346	5,170	261,883	177,293	444,346	8,546	(759)	7,787	7,473	7,473	(753)	6,720	(1,027)	5,693	(5,667)	26
Enel Cien S.A.	Separate	65,440	273,718	339,158	12,165	60,455	266,538	339,158	88,727	(2,654)	86,073	75,234	58,479	9,371	67,850	(23,180)	44,670	(6,945)	37,725
Compañía de Transmisión del Mercosur S.A.	Separate	15,560	789	16,349	19,603	26,531	(29,785)	16,349	1,465	-	1,465	881	753	(12,405)	(11,651)	-	(11,651)	5,543	(6,108)
Transportadora de Energía S.A.	Separate	12,373	1,466	13,839	20,856	27,122	(34,139)	13,839	1,378	-	1,378	513	348	(12,955)	(12,606)	(50)	(12,656)	6,385	(6,271)
Enel Distribución Ceará S.A.	Separate	568,437	1,209,306	1,777,743	546,763	388,085	842,895	1,777,743	1,453,275	(1,022,360)	430,915	262,901	191,446	(24,074)	167,693	(30,373)	137,320	(22,054)	115,266
Enel Distribución Rio S.A.	Separate	723,616	2,145,932	2,869,548	831,455	1,006,034	1,032,059	2,869,548	1,661,756	(1,206,285)	455,471	241,314	109,275	(153,947)	(44,041)	13,330	(30,711)	(28,186)	(58,897)
CELG Distribución S.A.	Separate	666,468	2,365,423	3,031,891	664,476	1,305,858	1,061,557	3,031,891	1,536,277	(1,133,252)	403,025	144,544	41,504	(72,334)	(30,826)	40,895	10,069	(16,279)	(6,210)
Enel Soluciones S.A.	Separate	10,809	6,425	17,234	4,924	634	11,676	17,234	18,399	(9,826)	8,573	798	183	(910)	(726)	1,095	369	(471)	(102)
Grupo Enel Brasil	Consolidated	2,505,682	6,810,297	9,315,979	2,157,412	3,398,528	3,760,039	9,315,979	5,174,413	(3,540,939)	1,633,474	908,152	560,994	(250,488)	311,459	(66,715)	244,744	(76,845)	167,899
Emgesa S.A. E.S.P.	Separate	327,288	2,696,892	3,024,180	399,751	1,335,485	1,288,944	3,024,180	1,159,789	(396,303)	763,486	682,009	610,958	(119,198)	492,089	(191,743)	300,346	(1,000)	299,346
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	402,852	1,668,741	2,071,593	547,780	636,505	887,308	2,071,593	1,542,994	(872,528)	670,466	520,930	411,666	(55,757)	356,055	(144,932)	211,123	1,953	213,076
Inversora Codensa S.A.	Separate	1	-	1	-	-	1	1	-	-	-	-	-	-	-	-	-	-	-
Enel Perú, S.A.C.	Separate	11,481	1,448,680	1,460,161	76,002	10,912	1,373,247	1,460,161	-	-	-	(2,269)	(2,271)	(123)	29,500	-	29,500	7,964	37,464
Enel Generación Perú S.A.	Separate	330,595	980,250	1,310,845	175,026	249,370	886,449	1,310,845	595,379	(299,959)	295,420	240,666	174,623	(7,835)	189,052	(52,740)	136,312	28,646	164,958
Chinango S.A.C.	Separate	7,621	144,813	152,434	16,351	25,269	110,814	152,434	52,094	(14,169)	37,925	31,518	27,203	(448)	26,755	(7,705)	19,050	3,775	22,825
Enel Generación Piura S.A.	Separate	80,426	189,558	269,984	53,974	86,622	129,388	269,984	87,519	(37,928)	49,591	39,492	26,869	(1,293)	25,581	(8,075)	17,506	4,618	22,124
Enel Distribución Perú S.A.	Separate	169,384	1,156,086	1,325,470	299,001	440,185	586,284	1,325,470	884,291	(583,785)	300,506	230,065	174,257	(24,278)	151,284	(46,154)	105,130	13,416	118,546
Inversiones Distrilima S.A.	Separate	-	-	-	-	-	-	-	-	-	-	(1)	(1)	484	15,986	(160)	15,826	2,501	18,327
Generandes Perú S.A.	Separate	-	-	-	-	-	-	-	-	-	-	(12)	(12)	15	12,955	4	12,959	9,705	22,664
Grupo Eléctrica Cabo Blanco, S.A.C.	Consolidated	-	-	-	-	-	-	-	29,653	(12,030)	17,623	14,433	11,699	1,127	11,167	(2,840)	8,327	4,832	13,159
Grupo Enel Perú	Consolidated	458,175	2,477,110	2,935,285	487,028	812,357	1,635,900	2,935,285	949,802	(487,661)	462,141	363,132	265,430	(23,071)	249,116	(76,548)	172,568	(21,614)	150,954
Grupo Distrilima	Consolidated	-	-	-	-	-	-	-	303,228	(204,910)	98,318	76,389	58,184	(7,357)	51,465	(15,874)	35,591	17,636	53,227
Grupo Generandes Perú	Consolidated	-	-	-	-	-	-	-	197,769	(93,827)	103,942	84,435	64,530	(4,006)	62,197	(18,304)	43,893	31,813	75,706

	12-31-2016
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chilectra Américas S.A.	Consolidated	-	-	-	-	-	-	-	-	-	-	(2,575)	(2,575)	2,350	16,623	(192)	16,431	74,224	90,656
Inversiones Distrilima S.A.	Separate	26,813	71,595	98,408	106	-	98,303	98,408	-	-	-	(8)	(8)	1,583	21,327	(441)	20,885	(3,999)	16,887
Enel Distribución Perú S.A.	Separate	190,383	1,045,207	1,235,589	294,325	442,113	499,152	1,235,589	874,119	(590,819)	283,300	213,269	166,057	(24,648)	141,442	(49,021)	92,420	(20,003)	72,418
Endesa Américas S.A.	Separate	-	-	-	-	-	-	-	2	-	2	(10,134)	(10,134)	2,213	90,965	(74)	90,891	(7)	90,884
Enel Argentina S.A.	Separate	6,372	67,352	73,723	4,175	-	69,548	73,723	-	-	-	(121)	(121)	867	746	(212)	534	(14,367)	(13,833)
Enel Generación Costanera S.A.	Separate	64,020	216,261	280,281	99,523	148,582	32,175	280,281	138,367	(7,702)	130,665	73,746	48,470	(33,469)	15,303	1,563	16,866	(6,894)	9,972
Enel Generación El Chocón S.A.	Separate	83,507	316,261	399,768	107,282	77,218	215,267	399,768	42,185	(4,796)	37,389	26,000	22,985	48,748	73,083	(25,191)	47,892	(55,725)	(7,833)
Emgesa S.A. E.S.P.	Separate	289,865	2,712,409	3,002,274	422,919	1,418,040	1,161,315	3,002,274	1,163,428	(437,977)	725,452	653,176	555,783	(146,729)	409,125	(159,720)	249,405	10,928	260,332
Generandes Perú S.A.	Separate	1,098	321,417	322,514	83	-	322,431	322,514	2	-	2	(26)	(26)	287	24,106	(75)	24,031	(14,335)	9,696
Enel Generación Perú S.A.	Separate	261,485	970,275	1,231,759	195,194	261,198	775,367	1,231,759	538,018	(298,284)	239,734	164,309	107,145	(6,493)	134,037	(70,132)	63,905	(33,312)	30,593
Chinango S.A.C.	Separate	34,081	142,768	176,849	15,970	50,882	109,997	176,849	54,697	(14,387)	40,311	33,488	28,950	(820)	39,595	(13,619)	25,975	(3,513)	22,463
Enel Brasil S.A.	Separate	271,399	1,304,479	1,575,879	95,966	11,988	1,467,924	1,575,879	-	(9)	(9)	(39,824)	(44,859)	68,352	149,406	11,146	160,552	178,487	339,039
Central Generadora Termoeléctrica Fortaleza S.A.	Separate	69,443	201,866	271,309	61,492	1,103	208,714	271,309	238,213	(143,920)	94,293	81,487	73,157	839	73,995	(26,869)	47,126	27,117	74,243
EGP Cachoeira Dourada S.A.	Separate	136,712	132,381	269,093	117,359	1,381	150,352	269,093	288,156	(150,561)	137,595	125,785	118,233	6,490	124,723	(42,655)	82,068	19,723	101,790
Enel Cien S.A.	Separate	58,663	293,459	352,122	65,338	39,623	247,161	352,122	77,941	(2,959)	74,981	66,545	50,787	(8,095)	42,692	(14,583)	28,108	29,453	57,562
Compañía de Transmisión del Mercosur S.A.	Separate	17,227	1,015	18,241	15,002	26,891	(23,652)	18,241	1,570	-	1,570	986	841	(9,233)	(8,392)	-	(8,392)	5,499	(2,893)
Enel Distribución Ceará (ex Coelce S.A.)	Separate	482,880	1,048,701	1,531,581	419,383	340,877	771,321	1,531,581	1,201,906	(802,341)	399,565	244,744	159,771	(21,213)	138,836	(23,975)	114,861	89,729	204,589
Enel Solucoes S.A.	Separate	6,136	4,945	11,080	12,476	-	(1,395)	11,080	9,744	(6,030)	3,714	(2,095)	(2,371)	(438)	(2,809)	54	(2,755)	33	(2,722)
Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Separate	531,919	1,952,235	2,484,154	641,593	1,128,351	714,210	2,484,154	1,313,724	(903,880)	409,844	174,022	40,585	(129,209)	(90,146)	26,620	(63,526)	90,351	26,825
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	411,321	1,493,800	1,905,121	548,849	510,364	845,909	1,905,121	1,387,098	(795,079)	592,019	464,379	374,945	(52,379)	315,669	(135,935)	179,734	(131)	179,603
Inversora Codensa S.A.	Separate	1	-	1	-	-	1	1	-	-	-	-	-	-	-	-	-	-	-
Empresa Distribuidora Sur S.A.	Separate	378,242	666,194	1,044,436	742,583	299,166	2,687	1,044,436	991,979	(453,123)	538,856	173,500	142,843	(163,671)	(20,771)	(10,370)	(31,141)	(8,380)	(39,521)
Generalima S.A.C.	Separate	8,716	58,327	67,043	33,257	9,849	23,937	67,043	1	-	1	(13,718)	(13,720)	(1,967)	(15,687)	-	(15,687)	(1,739)	(17,426)
Endesa Cemsa, S.A.	Separate	25,704	192	25,896	24,114	-	1,782	25,896	3,224	(347)	2,877	(268)	(397)	49	(319)	(173)	(492)	(635)	(1,127)
Grupo Dock Sud, S.A.	Consolidated	48,286	159,109	207,395	42,865	54,573	109,956	207,395	129,002	(79,115)	49,887	36,293	19,316	11,333	30,674	(10,709)	19,965	(29,312)	(9,347)
Eléctrica Cabo Blanco, S.A.C.	Consolidated	97,063	165,037	262,100	51,201	89,795	121,104	262,100	97,309	(42,312)	54,997	44,378	36,174	(2,444)	33,726	(10,440)	23,287	(4,496)	18,791
Grupo Distrilima	Consolidated	197,936	1,045,207	1,243,143	275,170	442,113	525,859	1,243,143	874,119	(590,819)	283,300	213,261	166,049	(23,065)	143,017	(49,463)	93,554	(21,198)	72,357
Grupo Endesa Américas	Consolidated	739,600	5,274,797	6,014,397	844,423	1,953,633	3,216,341	6,014,397	1,582,909	(619,201)	963,708	771,871	611,033	(146,233)	569,842	(206,257)	363,584	198,867	562,452
Grupo Enel Brasil	Consolidated	1,377,303	3,685,719	5,063,023	1,235,334	1,207,825	2,619,863	5,063,023	2,811,032	(1,688,731)	1,122,301	652,275	396,574	(101,824)	293,506	(70,272)	223,234	332,372	555,606

	12-31-2015
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Continued operations:
Inversiones Distrilima S.A.	Separate	25,693	70,627	96,320	459	-	95,861	96,320	-	-	-	(8)	(8)	1,465	32,080	(408)	31,672	2,003	33,675
Empresa de Distribución Eléctrica de Lima Norte S.A.A.	Separate	138,174	951,698	1,089,872	270,665	379,948	439,259	1,089,872	858,466	(578,905)	279,561	211,358	164,508	(25,618)	139,810	(42,652)	97,158	10,504	107,663
Enel Argentina S.A.	Separate	2,555	45,522	48,077	868	-	47,209	48,077	-	-	-	(98)	(98)	1,563	1,465	(514)	952	(15,812)	(14,861)
Enel Generación Costanera S.A.	Separate	38,807	201,248	240,055	143,632	75,492	20,931	240,055	154,048	(7,023)	147,025	63,546	31,116	(38,100)	(6,129)	4,603	(1,526)	(7,224)	(8,750)
Enel Generación El Chocón S.A.	Separate	62,297	338,600	400,897	100,588	89,991	210,317	400,897	61,103	(6,987)	54,116	44,020	41,254	215,833	259,429	(90,189)	169,240	(68,225)	101,015
Emgesa S.A. E.S.P.	Separate	243,492	2,539,635	2,783,127	492,475	1,170,423	1,120,228	2,783,127	1,189,486	(491,309)	698,177	629,357	569,456	(60,900)	508,387	(184,738)	323,649	(139,378)	184,271
Generandes Perú S.A.	Separate	2,740	317,070	319,809	1,921	-	317,888	319,809	-	-	-	(49)	(49)	263	64,294	(76)	64,218	7,470	71,688
Enel Generación Perú S.A.	Separate	156,896	1,019,483	1,176,379	165,843	265,876	744,660	1,176,379	525,059	(218,776)	306,284	251,020	178,084	(14,144)	187,183	(47,944)	139,239	6,200	145,439
Chinango S.A.C.	Separate	10,769	158,680	169,449	11,785	57,201	100,463	169,449	59,744	(12,579)	47,165	40,141	35,275	(1,616)	33,660	(10,428)	23,232	(1,082)	22,150
Enel Brasil S.A.	Separate	155,074	1,036,948	1,192,022	72,253	22,332	1,097,437	1,192,022	-	-	-	(32,533)	(32,713)	40,996	187,842	(13,684)	174,158	(297,606)	(123,448)
Central Generadora Termoeléctrica Fortaleza S.A.	Separate	51,849	161,092	212,941	50,336	899	161,706	212,941	242,935	(169,890)	73,045	61,928	53,256	4,957	58,213	(20,314)	37,899	(39,912)	(2,013)
Centrais Elétricas Cachoeira Dourada S.A.	Separate	61,230	109,703	170,933	46,900	4,747	119,287	170,933	139,853	(26,570)	113,283	102,298	94,657	5,369	100,025	(34,396)	65,629	(20,389)	45,240
Compañía de Interconexión Energética S.A.	Separate	41,272	260,548	301,821	80,600	42,485	178,736	301,821	84,822	(4,774)	80,048	68,965	52,419	23,766	76,185	(26,557)	49,628	(42,157)	7,472
Compañía de Transmisión del Mercosur S.A.	Separate	19,636	1,316	20,952	15,322	25,200	(19,569)	20,952	2,511	-	2,511	1,408	1,177	(26,851)	(25,663)	(1,525)	(27,188)	6,414	(20,774)
Enel Distribución Ceará S.A. (ex Coelce S.A.)	Separate	376,730	801,741	1,178,471	309,125	315,200	554,146	1,178,471	1,237,470	(888,469)	349,002	208,403	154,132	(19,323)	129,848	(19,852)	109,997	(148,202)	(38,206)
EN-Brasil Comercio e Servicios S.A.	Separate	3,765	2,040	5,805	4,554	-	1,251	5,805	8,559	(4,646)	3,913	(938)	(1,195)	209	(986)	(1,124)	(2,110)	(249)	(2,359)
Enel Distribución Río S.A. (ex Ampla Energía S.A.)	Separate	543,263	1,431,419	1,974,682	469,297	857,423	647,961	1,974,682	1,568,145	(1,229,096)	339,049	143,099	40,358	(54,892)	(19,897)	3,280	(16,616)	(212,333)	(228,949)
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	292,263	1,185,065	1,477,328	348,865	397,010	731,453	1,477,328	1,350,930	(764,569)	586,361	450,800	359,835	(41,942)	317,697	(129,650)	188,047	(94,209)	93,838
Inversora Codensa S.A.	Separate	1	-	1	-	-	1	1	-	-	-	-	-	-	-	-	-	-	-
Empresa Distribuidora Sur S.A.	Separate	269,575	624,384	893,959	607,793	246,376	39,790	893,959	927,655	(240,392)	687,263	182,209	158,506	(6,022)	152,710	(708)	152,002	(12,626)	139,376
Generalima, S.A.C.	Separate	8,023	71,072	79,095	28,625	11,477	38,992	79,095	-	-	-	(573)	(575)	(3,411)	(630)	(436)	(1,066)	1,112	46
Endesa Cemsa, S.A.	Separate	32,323	128	32,452	29,709	-	2,742	32,452	3,467	(1,555)	1,912	(1,843)	(1,918)	1,371	(547)	(2,240)	(2,786)	(957)	(3,743)
Grupo Dock Sud, S.A.	Consolidated	65,792	177,690	243,482	36,240	94,774	112,467	243,482	106,861	(66,084)	40,777	22,616	5,055	82,128	87,412	(27,650)	59,762	(36,897)	22,865
Eléctrica Cabo Blanco, S.A.C.	Consolidated	76,543	115,206	191,750	27,926	67,373	96,451	191,750	88,730	(39,902)	48,829	35,387	26,979	(8,791)	18,350	(6,364)	11,986	1,100	13,086
Grupo Distrilima	Consolidated	163,867	951,698	1,115,565	271,123	379,948	464,494	1,115,565	858,466	(578,905)	279,561	211,350	164,500	(24,153)	141,267	(43,060)	98,208	11,226	109,433
Grupo Enel Brasil	Consolidated	1,121,018	2,808,058	3,929,076	920,576	1,020,906	1,987,593	3,929,076	3,079,973	(2,116,848)	963,125	554,995	364,143	(55,891)	297,940	(117,174)	180,766	(565,945)	(385,180)
Grupo Generandes Perú	Consolidated	169,043	1,138,343	1,307,386	178,188	323,077	806,121	1,307,386	584,156	(230,707)	353,449	291,111	213,310	(15,496)	203,634	(58,448)	145,186	(13,948)	131,238
Grupo Enel Argentina	Consolidated	103,285	542,924	646,209	244,541	163,281	238,387	646,209	214,444	(14,010)	200,434	107,428	72,233	178,996	253,172	(86,156)	167,016	(77,851)	89,165

Discontinued operations:
Enel Distribución Chile S.A.	Consolidated	1,076,186	1,079,673	2,155,859	511,879	77,209	1,566,770	2,155,859	1,921,052	(1,502,548)	418,505	282,743	228,030	19,351	269,782	(56,446)	288,297	(169,881)	118,416
Grupo Servicios Informaticos e Inmobiliarios Ltda.	Consolidated	77,188	16,280	93,468	7,867	1,838	83,763	93,468	13,228	-	13,228	(608)	(782)	3,452	9,228	(1,169)	8,060	(117)	7,943
Enel Generación Chile S.A.	Separate	793,374	5,071,475	5,864,849	1,137,656	1,446,557	3,280,635	5,864,849	2,150,303	(1,621,341)	528,962	344,015	219,394	(192,962)	376,130	(50,151)	325,979	(140,636)	185,343
Empresa Eléctrica Pehuenche S.A.	Separate	89,762	283,551	373,313	91,276	73,185	208,852	373,313	295,077	(43,638)	251,439	243,229	230,049	3,130	233,179	(52,921)	180,258	51	180,309
Compañía Eléctrica Tarapacá S.A.	Separate	116,700	717,128	833,828	162,130	62,492	609,205	833,828	352,603	(213,157)	139,446	112,516	98,221	37,152	134,933	(27,614)	107,318	(1)	107,317
Grupo Enel Generación Chile	Consolidated	6,213,475	4,036,004	10,249,479	3,559,586	1,699,624	4,990,270	10,249,479	2,358,006	(1,345,468)	1,012,539	789,450	613,736	(174,508)	458,962	(117,084)	969,927	(530,890)	439,037
Grupo Inversiones GasAtacama Holding Ltda.	Consolidated	345,635	291,816	637,451	33,864	70,350	533,238	637,451	279,536	(168,518)	111,018	88,503	70,811	15,739	86,543	(15,953)	70,589	(4,674)	65,916